Supplement (Vanguard Balanced Index Fund)	12 Months Ended
Dec. 31, 2011
Institutional
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Balanced Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares

New Target Index for a Portion of the Fund

Effective immediately, the stock portion of Vanguard Balanced Index Fund has begun tracking its new target index, the CRSP US Total Market Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's target market. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index, like the previous index, measures the overall stock market, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the previous index.

Prospectus and Summary Prospectus Text Changes

The following replaces the second paragraph under "Primary Investment Strategies":

With approximately 60% of its assets, the Fund seeks to track the investment performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of relevant market indexes and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/ performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading "Market Exposure":

Although the Fund will typically include the largest 1,200-1,300 stocks in the CRSP US Total Market Index, it will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund's stock portfolio as of December 31, 2011, was $31.2 billion.

Although the CRSP US Total Market Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. Historically, small- and mid-cap stocks have been more volatile than-and at times have performed quite differently from-large-cap stocks Within the same section, the following replaces similar text under the heading "Security Selection":

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all the securities held in its target indexes, the Fund uses an index "sampling" technique to select securities. Using computer programs, the Fund generally selects a representative sample of securities that approximates the full target indexes in terms of key characteristics. In its stock portion, the Fund typically holds 1,200-1,300 of the stocks in the CRSP US Total Market Index and a representative sample of the remaining stocks. In its bond portion, the Fund considers factors such as duration, cash flow, quality, and callability of the underlying bonds when sampling the Barclays U.S. Aggregate Float Adjusted Index. In addition, the Fund keeps industry sector and subsector exposure for bonds within tight boundaries compared with that of the Index.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds ..

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 869 012013

Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Balanced Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants

New Target Index for a Portion of the Fund

Effective immediately, the stock portion of Vanguard Balanced Index Fund has begun tracking its new target index, the CRSP US Total Market Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's target market. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index, like the previous index, measures the overall stock market, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the previous index.

Prospectus and Summary Prospectus Text Changes

The following replaces the second paragraph under "Primary Investment Strategies":

With approximately 60% of its assets, the Fund seeks to track the investment performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading "Market Exposure":

Although the Fund will typically include the largest 1,200-1,300 stocks in the CRSP US Total Market Index, it will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund's stock portfolio as of December 31, 2011, was $31.2 billion.

Although the CRSP US Total Market Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. Historically, small- and mid-cap stocks have been more volatile than-and at times have performed quite differently from-large-cap stocks Within the same section, the following replaces similar text under the heading "Security Selection":

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all the securities held in its target indexes, the Fund uses an index "sampling" technique to select securities. Using computer programs, the Fund generally selects a representative sample of securities that approximates the full target indexes in terms of key characteristics. In its stock portion, the Fund typically holds 1,200-1,300 of the stocks in the CRSP US Total Market Index and a representative sample of the remaining stocks. In its bond portion, the Fund considers factors such as duration, cash flow, quality, and callability of the underlying bonds when sampling the Barclays U.S. Aggregate Float Adjusted Index. In addition, the Fund keeps industry sector and subsector exposure for bonds within tight boundaries compared with that of the Index.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds ..

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 02A 012013

Participant:
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Balanced Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares for Participants

New Target Index for a Portion of the Fund

Effective immediately, the stock portion of Vanguard Balanced Index Fund has begun tracking its new target index, the CRSP US Total Market Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's target market. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index, like the previous index, measures the overall stock market, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the previous index.

Prospectus and Summary Prospectus Text Changes

The following replaces the second paragraph under "Primary Investment Strategies":

With approximately 60% of its assets, the Fund seeks to track the investment performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading "Market Exposure":

Although the Fund will typically include the largest 1,200-1,300 stocks in the CRSP US Total Market Index, it will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund's stock portfolio as of December 31, 2011, was $31.2 billion.

Although the CRSP US Total Market Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. Historically, small- and mid-cap stocks have been more volatile than-and at times have performed quite differently from-large-cap stocks Within the same section, the following replaces similar text under the heading "Security Selection":

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all the securities held in its target indexes, the Fund uses an index "sampling" technique to select securities. Using computer programs, the Fund generally selects a representative sample of securities that approximates the full target indexes in terms of key characteristics. In its stock portion, the Fund typically holds 1,200-1,300 of the stocks in the CRSP US Total Market Index and a representative sample of the remaining stocks. In its bond portion, the Fund considers factors such as duration, cash flow, quality, and callability of the underlying bonds when sampling the Barclays U.S. Aggregate Float Adjusted Index. In addition, the Fund keeps industry sector and subsector exposure for bonds within tight boundaries compared with that of the Index.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds ..

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1348012013

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Balanced Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & Admiral(TM) Shares

New Target Index for a Portion of the Fund

Effective immediately, the stock portion of Vanguard Balanced Index Fund has begun tracking its new target index, the CRSP US Total Market Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's target market. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index, like the previous index, measures the overall stock market, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the previous index.

Prospectus and Summary Prospectus Text Changes

The following replaces the second paragraph under "Primary Investment Strategies":

With approximately 60% of its assets, the Fund seeks to track the investment performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/ performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading "Market Exposure":

Although the Fund will typically include the largest 1,200-1,300 stocks in the CRSP US Total Market Index, it will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund's stock portfolio as of December 31, 2011, was $31.2 billion.

Although the CRSP US Total Market Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. Historically, small- and mid-cap stocks have been more volatile than-and at times have performed quite differently from-large-cap stocks Within the same section, the following replaces similar text under the heading "Security Selection":

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all the securities held in its target indexes, the Fund uses an index "sampling" technique to select securities. Using computer programs, the Fund generally selects a representative sample of securities that approximates the full target indexes in terms of key characteristics. In its stock portion, the Fund typically holds 1,200-1,300 of the stocks in the CRSP US Total Market Index and a representative sample of the remaining stocks. In its bond portion, the Fund considers factors such as duration, cash flow, quality, and callability of the underlying bonds when sampling the Barclays U.S. Aggregate Float Adjusted Index. In addition, the Fund keeps industry sector and subsector exposure for bonds within tight boundaries compared with that of the Index.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds ..

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 02A 012013

Signal
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Balanced Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares

New Target Index for a Portion of the Fund

Effective immediately, the stock portion of Vanguard Balanced Index Fund has begun tracking its new target index, the CRSP US Total Market Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's target market. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index, like the previous index, measures the overall stock market, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the previous index.

Prospectus and Summary Prospectus Text Changes

The following replaces the second paragraph under "Primary Investment Strategies":

With approximately 60% of its assets, the Fund seeks to track the investment performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of relevant market indexes and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/ performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading "Market Exposure":

Although the Fund will typically include the largest 1,200-1,300 stocks in the CRSP US Total Market Index, it will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund's stock portfolio as of December 31, 2011, was $31.2 billion.

Although the CRSP US Total Market Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. Historically, small- and mid-cap stocks have been more volatile than-and at times have performed quite differently from-large-cap stocks Within the same section, the following replaces similar text under the heading "Security Selection":

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all the securities held in its target indexes, the Fund uses an index "sampling" technique to select securities. Using computer programs, the Fund generally selects a representative sample of securities that approximates the full target indexes in terms of key characteristics. In its stock portion, the Fund typically holds 1,200-1,300 of the stocks in the CRSP US Total Market Index and a representative sample of the remaining stocks. In its bond portion, the Fund considers factors such as duration, cash flow, quality, and callability of the underlying bonds when sampling the Barclays U.S. Aggregate Float Adjusted Index. In addition, the Fund keeps industry sector and subsector exposure for bonds within tight boundaries compared with that of the Index.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds ..

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1348 012013